Shareholder Report, Line Graph (Details) 193027_Angel Oak Total Return ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 06, 2025	Jan. 31, 2026
Angel Oak Total Return ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Angel Oak Total Return ETF NAV
Accumulated Value	$ 10,000	$ 10,141
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,116